Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of common stock reserved for future issuance
Common Stock Reserved for Issuance
Common stock reserved for future issuance at December 31, 2021, and December 31, 2020 was as follows. December 31, 2020 balances have been converted using the exchange ratio of 2.1708.

	December 31, 2021	December 31, 2020
Redeemable convertible preferred stock	—	290,300,547
Outstanding stock options	81,405,867	76,067,205
Outstanding restricted stock units	34,054,713	—
Outstanding Public Warrants	12,218,420	—
Outstanding Private Placement Warrants	8,900,000	—
Shares available for issuance under the equity incentive plans	122,487,648	12,386,940

Total shares of common stock reserved	259,066,648	378,754,692